(LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2020
(LOSS) INCOME PER SHARE
(LOSS) INCOME PER SHARE

24. (LOSS) INCOME PER SHARE

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2018	31, 2019	31, 2020	31, 2020
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:

Net (loss) income attributable to ordinary shareholders before change in redeemable noncontrolling interest	(217,092,926)	(177,795,168)	397,883,388	60,978,298
Change in redeemable noncontrolling interest	(40,918,773)	(12,827,598)	(1,190,122)	(182,394)
Net (loss) income attributable to ordinary shareholders	(258,011,699)	(190,622,766)	396,693,266	60,795,904

Denominator:

Denominator for basic and diluted (loss) income per share – weighted-average shares outstanding	62,114,760	106,407,008	163,599,920	163,599,920

Net (loss) income attributable to holders of ordinary shares per share
- Basic and diluted	(4.15)	(1.79)	2.42	0.37

The Company had 20,383,333,  13,213,978 and 4,200,645 stock options, warrants and non-vested shares outstanding as of December 31, 2018, 2019 and 2020, respectively, which were excluded in the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive due to the net loss reported in such periods.